Information by business segment and geographic area (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 38,056	$ 41,784	$ 43,839
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	24,805	27,760	28,188
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	5,921	5,803	6,256
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	718	516	472
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	31,444	34,079	34,916
Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,666	5,193	6,619
Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,805	2,376	1,779
Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	141	136	525
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	6,612	7,569	8,398
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	19,375	22,210	22,824
Country Of China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	18,157	21,061	21,021
Country Of China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		2	41
Country Of China [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			7
Country Of China [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	18,157	21,063	21,069
Country Of China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	432	693	1,627
Country Of China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	717	454	128
Country Of China [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	69
Country Of China [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,218	1,147	1,755
Country Of Japan [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,050	3,219	3,535
Country Of Japan [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,380	2,356	2,557
Country Of Japan [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	278	279	208
Country Of Japan [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2	1
Country Of Japan [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,660	2,636	2,765
Country Of Japan [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	360	583	765
Country Of Japan [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			5
Country Of Japan [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	30
Country Of Japan [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	390	583	770
Asia Except Japan And China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,887	2,675	2,498
Asia Except Japan And China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,040	1,691	1,552
Asia Except Japan And China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	378	407	393
Asia Except Japan And China [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	11	10	13
Asia Except Japan And China [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,429	2,108	1,958
Asia Except Japan And China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	381	462	395
Asia Except Japan And China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	77	105	98
Asia Except Japan And China [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			47
Asia Except Japan And China [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	458	567	493
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,565	3,755	4,137
Country Of Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,085	1,370	1,305
Country Of Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,706	1,684	1,997
Country Of Brazil [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	704	502	447
Country Of Brazil [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,495	3,556	3,749
Country Of Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	50	63	60
Country Of Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Brazil [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	20	136	328
Country Of Brazil [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	70	63	60
Country Of United States Of America [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,075	1,623	1,643
Country Of United States Of America [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	26
Country Of United States Of America [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	172	262	218
Country Of United States Of America [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	198	262	218
Country Of United States Of America [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	855	1,361	1,425
Country Of United States Of America [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	22
Country Of United States Of America [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	877	1,361	1,425
Americas Except United States And Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	970	897	1,199
Americas Except United States And Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1
Americas Except United States And Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	443	398	472
Americas Except United States And Brazil [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1	1	5
Americas Except United States And Brazil [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	444	400	477
Americas Except United States And Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	429	456	597
Americas Except United States And Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	97	41
Americas Except United States And Brazil [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			125
Americas Except United States And Brazil [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	526	497	597
Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,467	1,351	1,521
Country Of Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	316	244	357
Country Of Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	188	55	16
Country Of Germany [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		2
Country Of Germany [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	504	301	373
Country Of Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	401	458	597
Country Of Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	562	592	551
Country Of Germany [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Germany [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	963	1,050	1,148
Europe Except Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,019	3,677	3,836
Europe Except Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	794	1,037	1,396
Europe Except Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	146	374	317
Europe Except Germany [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Europe Except Germany [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	940	1,411	1,713
Europe Except Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	727	1,082	1,126
Europe Except Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,352	1,184	997
Europe Except Germany [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Europe Except Germany [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,079	2,266	2,123
Middle East Africa And Oceania [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,648	2,377	2,646
Middle East Africa And Oceania [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	7
Middle East Africa And Oceania [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,610	2,342	2,594
Middle East Africa And Oceania [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,617	2,342	2,594
Middle East Africa And Oceania [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	31	35	27
Middle East Africa And Oceania [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			25
Middle East Africa And Oceania [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 31	$ 35	$ 27